Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other intangible assets
Gross carrying amount	SFr 145	SFr 239
Accumulated amortization	(97)	(119)
Net carrying amount	48	120
Non-amortizing other intangible assets	148	129
Other intangible assets (mortgage servicing rights), at fair value	112	70
Total other intangible assets, net	196	249
Aggregate amortization expenses and impairment losses
Aggregate amortization	18	22	SFr 24
Impairment	16	1	8
of which related to restructuring expenses	15
Estimated amortization expenses
In the next 12 months	8
Year two	8
Year three	8
Year four	5
Year five	3
Discontinued operations
Aggregate amortization expenses and impairment losses
Impairment	0	0	7
Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	27
Accumulated amortization	(25)	(24)
Net carrying amount	2	3
Client relationships
Other intangible assets
Gross carrying amount	113	201
Accumulated amortization	(70)	(92)
Net carrying amount	43	109
Other
Other intangible assets
Gross carrying amount	5	11
Accumulated amortization	(2)	(3)
Net carrying amount	3	8
Total other intangible assets, gross	293	368
Bank
Other intangible assets
Gross carrying amount	145	239
Accumulated amortization	(98)	(119)
Net carrying amount	47	120
Non-amortizing other intangible assets	149	129
Other intangible assets (mortgage servicing rights), at fair value	112	70
Total other intangible assets, net	196	249
Aggregate amortization expenses and impairment losses
Aggregate amortization	18	22	24
Impairment	16	1	8
of which related to restructuring expenses	15
Estimated amortization expenses
In the next 12 months	8
Year two	8
Year three	8
Year four	5
Year five	3
Bank | Discontinued operations
Aggregate amortization expenses and impairment losses
Impairment	0	0	SFr 7
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	27
Accumulated amortization	(25)	(24)
Net carrying amount	2	3
Bank | Client relationships
Other intangible assets
Gross carrying amount	113	201
Accumulated amortization	(70)	(92)
Net carrying amount	43	109
Bank | Other
Other intangible assets
Gross carrying amount	5	11
Accumulated amortization	(3)	(3)
Net carrying amount	2	8
Total other intangible assets, gross	SFr 294	SFr 368